Exhibit 99.1

Servicer’s Certificate

for the Collection Period August 01, 2026 through August 31, 2026 for Payment Date of September 15, 2026

Toyota Auto Receivables 2025-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$431,100,000.00	8/17/26	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2a	$315,800,000.00	6/15/28	$143,306,467.15	0.4537887	$0.00	$15,419,540.67	$7,713,505.92	$120,173,420.56	0.3805365
A-2b	$345,400,000.00	6/15/28	$156,738,612.27	0.4537887	$0.00	$16,864,817.43	$8,436,494.44	$131,437,300.40	0.3805365
A-3	$661,200,000.00	3/15/30	$661,200,000.00	1.0000000	$0.00	$0.00	$0.00	$661,200,000.00	1.0000000
A-4	$99,000,000.00	1/15/31	$99,000,000.00	1.0000000	$0.00	$0.00	$0.00	$99,000,000.00	1.0000000
B	$47,500,000.00	2/17/32	$47,500,000.00	1.0000000	$0.00	$0.00	$0.00	$47,500,000.00	1.0000000

Total	$1,900,000,000.00		$1,107,745,079.42		$0.00	$32,284,358.10	$16,150,000.36	$1,059,310,720.96	0.5575320

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	4.44000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2a	4.29000%	$512,320.62	$0.00	$512,320.62	$0.00	$23,645,367.21
A-2b	3.93650%	$497,029.02	$0.00	$497,029.02	$0.00	$25,798,340.89
A-3	4.11000%	$2,264,610.00	$0.00	$2,264,610.00	$0.00	$2,264,610.00
A-4	4.19000%	$345,675.00	$0.00	$345,675.00	$0.00	$345,675.00
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$3,619,634.64	$0.00	$3,619,634.64	$0.00	$52,053,993.10

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,750,000.10	Beginning Period Amount	$46,738,837.81
Specified Reserve Account Amount	$4,750,000.10	Increase/(Decrease)	$(2,955,841.03)
Beginning Balance	$4,750,000.10	Ending Period Amount	$43,782,996.78
Withdrawals	$0.00
Amount Available for Deposit	$19,448,004.62	Overcollateralization
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$4,750,000.10	Adjusted Pool Balance	$1,075,460,721.32
Reserve Account Required Amount	$4,750,000.10	Total Note Balance	$1,059,310,720.96
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$16,150,000.36
Ending Reserve Account Balance	$4,750,000.10	Overcollateralization Target Amount	$16,150,000.36

Servicer’s Certificate

for the Collection Period August 01, 2026 through August 31, 2026 for Payment Date of September 15, 2026

Toyota Auto Receivables 2025-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	46	479	433	395	367
Gross Principal of Liquidated Receivables	$1,451,602.11	$14,901,826.34	$13,450,224.23	$12,262,072.64	$11,519,202.65
Principal of Repurchased Contracts, previously charged-off	$0.00	$(6,655.69)	$(6,655.69)	$(6,655.69)	$(6,655.69)
Net Liquidation Proceeds Received During the Collection Period	$(155,928.74)	$(4,129,968.72)	$(3,974,039.98)	$(3,643,249.80)	$(3,554,656.64)
Recoveries on Previously Liquidated Contracts	$(385,477.32)	$(3,727,296.05)	$(3,341,818.73)	$(2,782,377.20)	$(2,345,031.69)

Net Credit Losses	$910,196.05	$7,037,905.88	$6,127,709.83	$5,829,789.95	$5,612,858.63
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		0.69546%	0.62868%	0.57350%	0.53285%
Number of Accounts with Liquidation Proceeds or Recoveries		448	402	364	330
Ratio of Aggregate Net Losses to Average Portfolio Balance		0.46331%	0.39595%	0.36977%	0.34949%
Number of Assets Experiencing a Net Loss		438	399	368	343
Net Credit Losses for Assets Experiencing a Loss		$7,051,206.51	$6,136,204.35	$5,836,309.05	$5,619,021.70
Average Net Loss on all assets that have Experienced a Net Loss		$16,098.65	$15,378.96	$15,859.54	$16,381.99
Cumulative Net Loss Ratio		0.35157%	0.30610%	0.29122%	0.28038%
Repossessed in Current Period	13 vehicles

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$2,001,858,571.86	$1,170,633,917.59	$1,119,243,718.10
Number of Contracts	68,875	51,868	50,673
Weighted Average APR	5.85%	5.87%	5.88%
Weighted Average Remaining Term (Months)	54.57	42.05	41.16

Servicer’s Certificate

for the Collection Period August 01, 2026 through August 31, 2026 for Payment Date of September 15, 2026

Toyota Auto Receivables 2025-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

 Collections

Principal Payments Received	$32,517,208.12
Prepayments in Full	$17,415,458.33
Interest Payments Received	$5,847,520.54
Aggregate Net Liquidation Proceeds	$541,406.06
Interest on Repurchased Contracts	$1.64

Total Collections	$56,321,594.69
Principal of Repurchased Contracts	$5,930.93
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$5,930.93

Total Available Collections	$56,327,525.62

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$975,528.26	$975,528.26	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2a Notes	$512,320.62	$512,320.62	$0.00
Interest - Class A-2b Notes	$497,029.02	$497,029.02	$0.00
Interest - Class A-3 Notes	$2,264,610.00	$2,264,610.00	$0.00
Interest - Class A-4 Notes	$345,675.00	$345,675.00	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$32,284,358.10	$32,284,358.10	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$16,150,000.36	$16,150,000.36	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Excess Amounts to the Certificateholder	$3,298,004.26	$3,298,004.26	N/A

Servicer’s Certificate

for the Collection Period August 01, 2026 through August 31, 2026 for Payment Date of September 15, 2026

Toyota Auto Receivables 2025-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$512,320.62	$1.62	$23,133,046.59	$73.25	$23,645,367.21	$74.87
Class A-2b Notes	$497,029.02	$1.44	$25,301,311.87	$73.25	$25,798,340.89	$74.69
Class A-3 Notes	$2,264,610.00	$3.43	$0.00	$0.00	$2,264,610.00	$3.43
Class A-4 Notes	$345,675.00	$3.49	$0.00	$0.00	$345,675.00	$3.49
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	0.76%	384	1.01%	$11,260,683.84
60-89 Days Delinquent	0.23%	116	0.31%	$3,490,308.33
90-119 Days Delinquent	0.08%	43	0.12%	$1,289,838.98
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies	1.07%	543	1.44%	$16,040,831.15

Total Delinquencies - Prior Period	1.06%		1.43%
Total Delinquencies - Two Months Prior	0.98%		1.28%
Total Delinquencies - Three Months Prior	0.94%		1.22%

Receivables Pool Balance	$1,119,243,718.10
60-Day Delinquency Percentage	0.43%
Delinquency Trigger Percentage	4.95%
Has a Delinquency Trigger occurred in this Collection Period?	No

Repossessed Vehicle Inventory*	17 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period August 01, 2026 through August 31, 2026 for Payment Date of September 15, 2026

Toyota Auto Receivables 2025-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Adam Stam
Name:	Adam Stam
Title:	General Manager - Treasury